SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of impact recognized as a result of the adoption of IFRS 16 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of impact recognized as a result of the adoption of IFRS 16 [Line Items]
Payments to suppliers for goods and services		$ (6,663,875)	$ (6,775,003)	$ (6,202,631)
Net cash flows from operating activities		2,826,667	2,073,316	2,186,823
Loans repayments		1,860,455	1,738,348	2,174,092
Payments of finance lease liabilities
Payments of lease liabilities			(373,439)	(338,179)
Interest paid		550,877	540,303	571,627
Net cash flows (used in) financing activities		$ (1,343,521)	(1,608,597)	(1,699,171)
Previously stated [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of impact recognized as a result of the adoption of IFRS 16 [Line Items]
Payments to suppliers for goods and services			(7,331,390)	(6,722,713)
Net cash flows from operating activities			(7,331,390)	(6,722,713)
Loans repayments			(1,045,662)	(1,829,191)
Payments of finance lease liabilities			(692,687)	(344,901)
Payments of lease liabilities
Interest paid			(357,355)	(389,724)
Net cash flows (used in) financing activities			(2,095,704)	(2,563,816)
Adoption Impact IFRS 16 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of impact recognized as a result of the adoption of IFRS 16 [Line Items]
Payments to suppliers for goods and services	[1]		556,387	520,082
Net cash flows from operating activities			556,387	520,082
Loans repayments	[2]		(692,687)	(344,901)
Payments of finance lease liabilities	[2]		692,687	344,901
Payments of lease liabilities	[1]		(373,439)	(338,179)
Interest paid	[1]		(182,948)	(181,903)
Net cash flows (used in) financing activities			$ (556,387)	$ (520,082)

[1]	Correspond to the reclassification of lease payments, principal to payment of lease liability and interest to interest paid.
[2]	Correspond to the reclassification of leases payments previously classified as financial lease.